Distribution Date:	11/18/24	CSAIL 2015-C1 Commercial Mortgage Trust
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	17		David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Controlling Class	Raith Capital Partners, LLC
Modified Loan Detail	23	Representative
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	126281AW4	1.684000%	43,251,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	126281AX2	2.969900%	56,329,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	126281AY0	3.236100%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	126281AZ7	3.505000%	405,275,000.00	245,635,333.45	109,068,937.98	717,459.87	0.00	0.00	109,786,397.85	136,566,395.47	70.83%	30.00%
A-SB	126281BA1	3.351200%	74,606,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	126281BD5	3.791000%	84,946,000.00	84,946,000.00	0.00	268,358.57	0.00	0.00	268,358.57	84,946,000.00	52.69%	23.00%
B	126281BE3	4.043700%	66,743,000.00	66,743,000.00	0.00	224,907.22	0.00	0.00	224,907.22	66,743,000.00	38.44%	17.50%
C	126281BF0	4.280853%	53,091,000.00	53,091,000.00	0.00	189,395.62	0.00	0.00	189,395.62	53,091,000.00	27.10%	13.13%
D	126281AL8	3.780853%	62,192,000.00	62,192,000.00	0.00	195,948.98	0.00	0.00	195,948.98	62,192,000.00	13.82%	8.00%
E	126281AN4	4.000000%	24,270,000.00	24,270,000.00	0.00	80,900.00	0.00	0.00	80,900.00	24,270,000.00	8.63%	6.00%
F	126281AQ7	4.000000%	15,168,000.00	15,168,000.00	0.00	5,773.16	0.00	0.00	5,773.16	15,168,000.00	5.39%	4.75%
NR*	126281AS3	4.000000%	57,645,215.00	25,256,488.22	0.00	0.00	0.00	0.00	0.00	25,256,488.22	0.00%	0.00%
R	126281AU8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,213,516,215.00	577,301,821.67	109,068,937.98	1,682,743.42	0.00	0.00	110,751,681.40	468,232,883.69

X-A	126281BB9	0.702362%	934,407,000.00	330,581,333.45	0.00	193,489.84	0.00	0.00	193,489.84	221,512,395.47
X-B	126281BC7	0.237153%	66,743,000.00	66,743,000.00	0.00	13,190.23	0.00	0.00	13,190.23	66,743,000.00
X-D	126281AC8	0.500000%	62,192,000.00	62,192,000.00	0.00	25,913.33	0.00	0.00	25,913.33	62,192,000.00
X-E	126281AE4	0.280853%	24,270,000.00	24,270,000.00	0.00	5,680.24	0.00	0.00	5,680.24	24,270,000.00
X-F	126281AG9	0.280853%	15,168,000.00	15,168,000.00	0.00	3,549.98	0.00	0.00	3,549.98	15,168,000.00
X-NR	126281AJ3	0.280853%	57,645,215.00	25,256,488.22	0.00	5,911.12	0.00	0.00	5,911.12	25,256,488.22
Notional SubTotal			1,160,425,215.00	524,210,821.67	0.00	247,734.74	0.00	0.00	247,734.74	415,141,883.69

Deal Distribution Total					109,068,937.98	1,930,478.16	0.00	0.00	110,999,416.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	126281AW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	126281AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	126281AY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	126281AZ7	606.09544988	269.12328167	1.77030379	0.00000000	0.00000000	0.00000000	0.00000000	270.89358547	336.97216821
A-SB	126281BA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	126281BD5	1,000.00000000	0.00000000	3.15916665	0.00000000	0.00000000	0.00000000	0.00000000	3.15916665	1,000.00000000
B	126281BE3	1,000.00000000	0.00000000	3.36974994	0.00000000	0.00000000	0.00000000	0.00000000	3.36974994	1,000.00000000
C	126281BF0	1,000.00000000	0.00000000	3.56737714	0.00000000	0.00000000	0.00000000	0.00000000	3.56737714	1,000.00000000
D	126281AL8	1,000.00000000	0.00000000	3.15071038	0.00000000	0.00000000	0.00000000	0.00000000	3.15071038	1,000.00000000
E	126281AN4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	126281AQ7	1,000.00000000	0.00000000	0.38061445	2.95271888	2.95271888	0.00000000	0.00000000	0.38061445	1,000.00000000
NR	126281AS3	438.13676851	0.00000000	0.00000000	1.46045582	31.06190392	0.00000000	0.00000000	0.00000000	438.13676851
R	126281AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	126281BB9	353.78730409	0.00000000	0.20707234	0.00000000	0.00000000	0.00000000	0.00000000	0.20707234	237.06200346
X-B	126281BC7	1,000.00000000	0.00000000	0.19762717	0.00000000	0.00000000	0.00000000	0.00000000	0.19762717	1,000.00000000
X-D	126281AC8	1,000.00000000	0.00000000	0.41666661	0.00000000	0.00000000	0.00000000	0.00000000	0.41666661	1,000.00000000
X-E	126281AE4	1,000.00000000	0.00000000	0.23404368	0.00000000	0.00000000	0.00000000	0.00000000	0.23404368	1,000.00000000
X-F	126281AG9	1,000.00000000	0.00000000	0.23404404	0.00000000	0.00000000	0.00000000	0.00000000	0.23404404	1,000.00000000
X-NR	126281AJ3	438.13676851	0.00000000	0.10254312	0.00000000	0.00000000	0.00000000	0.00000000	0.10254312	438.13676851

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/24 - 10/30/24	30	0.00	717,459.87	0.00	717,459.87	0.00	0.00	0.00	717,459.87	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/24 - 10/30/24	30	0.00	193,489.84	0.00	193,489.84	0.00	0.00	0.00	193,489.84	0.00
X-B	10/01/24 - 10/30/24	30	0.00	13,190.23	0.00	13,190.23	0.00	0.00	0.00	13,190.23	0.00
X-D	10/01/24 - 10/30/24	30	0.00	25,913.33	0.00	25,913.33	0.00	0.00	0.00	25,913.33	0.00
X-E	10/01/24 - 10/30/24	30	0.00	5,680.24	0.00	5,680.24	0.00	0.00	0.00	5,680.24	0.00
X-F	10/01/24 - 10/30/24	30	0.00	3,549.98	0.00	3,549.98	0.00	0.00	0.00	3,549.98	0.00
X-NR	10/01/24 - 10/30/24	30	0.00	5,911.12	0.00	5,911.12	0.00	0.00	0.00	5,911.12	0.00
A-S	10/01/24 - 10/30/24	30	0.00	268,358.57	0.00	268,358.57	0.00	0.00	0.00	268,358.57	0.00
B	10/01/24 - 10/30/24	30	0.00	224,907.22	0.00	224,907.22	0.00	0.00	0.00	224,907.22	0.00
C	10/01/24 - 10/30/24	30	0.00	189,395.62	0.00	189,395.62	0.00	0.00	0.00	189,395.62	0.00
D	10/01/24 - 10/30/24	30	0.00	195,948.98	0.00	195,948.98	0.00	0.00	0.00	195,948.98	0.00
E	10/01/24 - 10/30/24	30	0.00	80,900.00	0.00	80,900.00	0.00	0.00	0.00	80,900.00	0.00
F	10/01/24 - 10/30/24	30	0.00	50,560.00	0.00	50,560.00	44,786.84	0.00	0.00	5,773.16	44,786.84
NR	10/01/24 - 10/30/24	30	1,700,712.79	84,188.29	0.00	84,188.29	84,188.29	0.00	0.00	0.00	1,790,570.13
Totals			1,700,712.79	2,059,453.29	0.00	2,059,453.29	128,975.13	0.00	0.00	1,930,478.16	1,835,356.97

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	110,999,416.14
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,065,544.24	Master Servicing Fee	3,108.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,889.06
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	248.56
ARD Interest	0.00	Operating Advisor Fee	845.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,065,544.24	Total Fees	6,090.96

Principal		Expenses/Reimbursements
Scheduled Principal	56,730,870.52	Reimbursement for Interest on Advances	14.77
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	52,338,067.46	Special Servicing Fees (Monthly)	29,797.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	99,162.75
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	109,068,937.98	Total Expenses/Reimbursements	128,975.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,930,478.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	109,068,937.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	110,999,416.14
Total Funds Collected	111,134,482.22	Total Funds Distributed	111,134,482.23

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	577,301,821.67	577,301,821.67	Beginning Certificate Balance	577,301,821.67
(-) Scheduled Principal Collections	56,730,870.52	56,730,870.52	(-) Principal Distributions	109,068,937.98
(-) Unscheduled Principal Collections	52,338,067.46	52,338,067.46	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	468,232,883.69	468,232,883.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	577,389,509.31	577,389,509.31	Ending Certificate Balance	468,232,883.69
Ending Actual Collateral Balance	468,339,913.27	468,339,913.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.28%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	31,529,079.83	6.73%	2	4.4642	NAP	Defeased	5	31,529,079.83	6.73%	2	4.4642	NAP
4,999,999 or less	15	46,854,876.14	10.01%	2	4.4253	2.419118	1.25 or less	5	42,391,844.86	9.05%	0	4.3486	0.744025
5,000,000 to 9,999,999	5	35,984,901.85	7.69%	1	4.5517	1.816372	1.26 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,000 to 19,999,999	3	40,434,223.21	8.64%	3	4.6669	1.786919	1.51 to 1.75	8	90,488,043.47	19.33%	2	4.4048	1.591408
20,000,000 to 24,999,999	3	65,737,718.79	14.04%	0	4.1065	1.285049	1.76 to 2.00	1	3,294,539.24	0.70%	2	4.2800	1.970000
25,000,000 to 49,999,999	2	70,513,029.87	15.06%	3	4.0571	2.094615	2.01 to 2.25	4	161,823,943.63	34.56%	3	3.9872	2.069038
50,000,000 or greater	2	177,179,054.00	37.84%	1	3.6758	2.502809	2.26 to 2.50	3	16,754,470.92	3.58%	2	4.4300	2.395409
Totals	35	468,232,883.69	100.00%	2	4.0747	2.077539	2.51 to 2.75	3	7,125,593.36	1.52%	2	4.5178	2.608791
							2.76 to 3.00	2	101,215,299.56	21.62%	(1)	3.5892	2.860600
							3.01 or greater	4	13,610,068.82	2.91%	2	4.0566	4.516334
							Totals	35	468,232,883.69	100.00%	2	4.0747	2.077539
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	31,529,079.83	6.73%	2	4.4642	NAP
							Defeased	9	31,529,079.83	6.73%	2	4.4642	NAP
California	10	79,779,529.77	17.04%	1	4.2520	2.004993
							Lodging	5	38,340,430.97	8.19%	1	4.6458	1.767365
Connecticut	1	77,179,054.00	16.48%	4	3.8000	2.040000
							Mixed Use	1	3,783,244.85	0.81%	2	4.6000	0.470000
Florida	3	29,560,993.06	6.31%	1	4.4404	2.044931
							Mobile Home Park	4	5,154,483.46	1.10%	1	4.6340	2.495277
Georgia	4	16,429,821.15	3.51%	2	4.4183	2.461938
							Multi-Family	4	49,883,965.77	10.65%	2	4.5297	2.081583
Kentucky	1	7,079,172.30	1.51%	(1)	4.9400	0.560000
							Office	2	106,470,236.65	22.74%	(1)	3.6365	2.756083
Louisiana	2	10,371,783.95	2.22%	1	4.7230	1.778094
							Retail	13	225,825,963.83	48.23%	3	4.0128	1.805170
Maryland	2	47,021,484.03	10.04%	4	3.8562	2.107854
							Self Storage	3	8,110,068.83	1.73%	2	4.0000	5.063166
Missouri	2	34,610,201.60	7.39%	0	4.1850	1.604614
							Totals	41	468,232,883.69	100.00%	2	4.0747	2.077539
Nebraska	1	4,750,577.71	1.01%	1	4.7000	1.000000

New York	1	100,000,000.00	21.36%	(1)	3.5800	2.860000

North Carolina	1	3,783,244.85	0.81%	2	4.6000	0.470000

Oregon	1	4,394,542.46	0.94%	2	4.5500	1.690000

Texas	1	15,273,162.34	3.26%	4	4.8300	1.560000

Virginia	1	864,590.49	0.18%	2	4.6600	2.100000

Washington	1	6,470,236.65	1.38%	0	4.5100	1.150000

Totals	41	468,232,883.69	100.00%	2	4.0747	2.077539

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	31,529,079.83	6.73%	2	4.4642	NAP	Defeased	5	31,529,079.83	6.73%	2	4.4642	NAP
	4.0000% or less	7	248,215,262.17	53.01%	2	3.7312	2.375931	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	2	29,081,000.49	6.21%	0	4.0759	1.966623	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	11	90,942,267.26	19.42%	2	4.3917	1.962488	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	6	41,277,841.60	8.82%	1	4.6276	1.522589	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	4	27,187,432.34	5.81%	2	4.8581	1.409665	49 months or greater	30	436,703,803.86	93.27%	2	4.0466	2.121761
	5.0001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	35	468,232,883.69	100.00%	2	4.0747	2.077539
	Totals	35	468,232,883.69	100.00%	2	4.0747	2.077539
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	31,529,079.83	6.73%	2	4.4642	NAP	Defeased	5	31,529,079.83	6.73%	2	4.4642	NAP
	60 months or less	30	436,703,803.86	93.27%	2	4.0466	2.121761	Interest Only	4	225,296,580.00	48.12%	2	3.7107	2.465541
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	211,407,223.86	45.15%	1	4.4046	1.755395
	Totals	35	468,232,883.69	100.00%	2	4.0747	2.077539	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	35	468,232,883.69	100.00%	2	4.0747	2.077539
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	31,529,079.83	6.73%	2	4.4642	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	28	430,662,664.95	91.98%	2	4.0421	2.116359
	2 years or greater	2	6,041,138.91	1.29%	1	4.3669	2.506868
	Totals	35	468,232,883.69	100.00%	2	4.0747	2.077539
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10091896	1	OF	New York	NY	Actual/360	3.580%	308,277.78	0.00	0.00	N/A	10/06/24	--	100,000,000.00	100,000,000.00	10/06/24
4	10096283	1	RT	Trumbull	CT	Actual/360	3.800%	252,547.02	0.00	0.00	N/A	03/01/25	--	77,179,054.00	77,179,054.00	11/01/24
5	10096279	1	RT	Wheaton	MD	Actual/360	3.800%	139,454.02	0.00	0.00	N/A	03/01/25	--	42,617,526.00	42,617,526.00	11/01/24
9	10096940	1	MF	Tallahassee	FL	Actual/360	4.450%	107,071.48	46,310.88	0.00	N/A	12/06/24	--	27,941,814.75	27,895,503.87	11/06/24
10	10093954	1	RT	Chesterfield	MO	Actual/360	4.061%	82,610.49	42,433.57	0.00	N/A	10/06/24	--	23,623,434.06	23,581,000.49	11/06/24
11	10092142	1	MF	Various	NC	Actual/360	4.411%	82,686.55	21,769,007.76	0.00	N/A	11/06/24	--	21,769,007.76	0.00	11/06/24
12	10092139	1	MF	Various	NC	Actual/360	4.411%	82,346.17	21,679,395.07	0.00	N/A	11/06/24	--	21,679,395.07	0.00	11/06/24
				Rancho Santa
13	10096941	1	RT		CA	Actual/360	4.290%	80,847.73	37,137.96	0.00	N/A	01/05/25	--	21,885,242.91	21,848,104.95	11/05/24
				Margarit
14	10092051	1	RT	Eureka	CA	Actual/360	3.962%	69,431.48	42,246.90	0.00	N/A	11/06/24	--	20,350,860.25	20,308,613.35	10/06/24
19	10095979	1	MH	Various	Various	Actual/360	4.400%	59,641.40	15,741,130.94	0.00	N/A	02/06/25	--	15,741,130.94	0.00	11/06/24
20	10093911	1	Various Various		Various	Actual/360	4.660%	56,910.38	50,430.69	0.00	N/A	01/06/25	--	14,182,290.45	14,131,859.76	11/06/24
21	10096944	1	MF	Austin	TX	Actual/360	4.830%	63,663.94	33,734.90	0.00	N/A	03/06/25	--	15,306,897.24	15,273,162.34	11/06/24
22	10095828	1	SS	Various	TX	Actual/360	4.970%	67,106.60	15,680,130.25	0.00	N/A	02/06/25	--	15,680,130.25	0.00	11/06/24
26	10095831	1	LO	New Albany	OH	Actual/360	4.510%	38,632.50	9,947,571.63	0.00	N/A	01/06/25	--	9,947,571.63	0.00	11/06/24
27	10096199	1	IN	Santa Clarita	CA	Actual/360	4.400%	41,182.41	20,661.56	0.00	N/A	02/06/25	--	10,869,257.80	10,848,596.24	11/01/24
29	10095915	1	RT	Lake Ozark	MO	Actual/360	4.450%	42,332.70	18,113.55	0.00	N/A	02/06/25	--	11,047,314.66	11,029,201.11	11/06/24
31	10093598	1	LO	Macon	GA	Actual/360	4.420%	35,054.20	21,866.14	0.00	N/A	01/06/25	--	9,209,978.87	9,188,112.73	11/06/24
35	10093196	1	RT	Baton Rouge	LA	Actual/360	4.680%	31,293.93	17,862.53	0.00	N/A	12/06/24	--	7,765,242.70	7,747,380.17	11/06/24
37	10093750	1	MF	Houston	TX	Actual/360	4.540%	28,938.11	13,823.33	0.00	N/A	01/06/25	--	7,402,101.68	7,388,278.35	11/06/24
38	10095998	1	LO	Lithonia	GA	Actual/360	4.550%	26,746.59	6,826,497.00	0.00	N/A	02/06/25	--	6,826,497.00	0.00	11/06/24
39	10091722	1	LO	Louisville	KY	Actual/360	4.940%	30,171.87	13,600.62	0.00	N/A	10/06/24	--	7,092,772.92	7,079,172.30	09/06/24
40	10093239	1	MF	Gainesville	FL	Actual/360	4.520%	25,442.76	15,390.34	0.00	N/A	12/06/24	--	6,536,820.94	6,521,430.60	11/06/24
41	10096946	1	OF	Redmond	WA	Actual/360	4.510%	25,187.67	15,394.70	0.00	N/A	11/05/24	--	6,485,631.35	6,470,236.65	10/05/24
46	10092144	1	MF	Fort Walton Beach	FL	Actual/360	4.250%	20,343.30	5,558,700.41	0.00	N/A	11/06/24	--	5,558,700.41	0.00	11/06/24
47	10092670	1	LO	Lincoln	NE	Actual/360	4.700%	19,295.48	17,008.22	0.00	N/A	12/06/24	--	4,767,585.93	4,750,577.71	11/06/24
50	10096948	1	RT	Timonium	MD	Actual/360	4.400%	16,747.72	16,262.58	0.00	N/A	12/05/24	--	4,420,220.61	4,403,958.03	11/05/24
53	10093976	1	MF	Escondido	CA	Actual/360	4.140%	19,607.50	0.00	0.00	N/A	02/06/25	--	5,500,000.00	5,500,000.00	11/06/24
54	10093490	1	RT	Ontario	OR	Actual/360	4.550%	17,258.27	10,263.40	0.00	N/A	01/06/25	--	4,404,805.86	4,394,542.46	11/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	10096950	1	RT	Bartlett	TN	Actual/360	4.330%	15,925.84	4,271,253.92	0.00	N/A	12/05/24	--	4,271,253.92	0.00	11/05/24
57	10096951	1	RT	Long Beach	CA	Actual/360	4.400%	16,610.78	8,427.27	0.00	N/A	12/05/24	--	4,384,076.99	4,375,649.72	11/05/24
58	10093339	1	MF	Gainesville	FL	Actual/360	4.520%	15,696.03	9,494.54	0.00	N/A	12/06/24	--	4,032,665.54	4,023,171.00	11/06/24
59	10096952	1	OF	Virginia Beach	VA	Actual/360	4.440%	15,074.45	3,942,751.62	0.00	N/A	11/05/24	--	3,942,751.62	0.00	11/05/24
61	10096954	1	MU	Durham	NC	Actual/360	4.600%	15,015.72	7,540.63	0.00	N/A	01/05/25	--	3,790,785.48	3,783,244.85	11/05/24
62	10096209	1	LO	Madison	GA	Actual/360	4.500%	12,408.53	11,492.27	0.00	N/A	02/06/25	--	3,202,200.74	3,190,708.47	11/06/24
63	10093749	1	SS	Stanton	CA	Actual/360	4.000%	10,536.06	11,633.09	0.00	N/A	01/06/25	--	3,058,856.63	3,047,223.54	11/06/24
64	10093559	1	SS	Cerritos	CA	Actual/360	4.000%	9,996.84	11,116.63	0.00	N/A	12/06/24	--	2,902,308.72	2,891,192.09	11/06/24
65	10096955	1	RT	San Bernardino	CA	Actual/360	4.500%	12,090.58	3,120,148.93	0.00	N/A	11/05/24	--	3,120,148.93	0.00	11/05/24
66	10093560	1	RT	Beverly Hills	CA	Actual/360	4.280%	12,162.88	5,610.24	0.00	N/A	01/06/25	--	3,300,149.48	3,294,539.24	11/06/24
68	10096189	1	RT	Richmond Hill	GA	Actual/360	4.350%	10,647.44	6,775.97	0.00	N/A	02/06/25	--	2,842,476.36	2,835,700.39	11/06/24
69	10093873	1	MH	Various	IL	Actual/360	4.300%	10,196.63	6,173.72	0.00	N/A	01/06/25	--	2,753,777.36	2,747,603.64	11/06/24
70	10093487	1	MH	Lake Charles	LA	Actual/360	4.850%	10,985.18	5,900.96	0.00	N/A	12/06/24	--	2,630,304.74	2,624,403.78	08/06/24
73	10093629	1	RT	Visalia	CA	Actual/360	4.800%	9,158.23	5,007.73	0.00	N/A	12/06/24	--	2,215,701.65	2,210,693.92	11/06/24
74	10093551	1	SS	Irwindale	CA	Actual/360	4.000%	7,495.43	4,439.95	0.00	N/A	01/06/25	--	2,176,093.14	2,171,653.19	11/06/24
79	10092145	1	MH	Holly Hill	FL	Actual/360	4.280%	6,150.38	3,291.59	0.00	N/A	11/06/24	--	1,668,780.78	1,665,489.19	10/06/24
80	10096190	1	MF	Savannah	GA	Actual/360	4.350%	4,563.19	2,903.99	0.00	N/A	02/06/25	--	1,218,203.55	1,215,299.56	11/06/24
Totals								2,065,544.24	109,068,937.98	0.00				577,301,821.67	468,232,883.69
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	27,710,106.64	5,927,663.75	01/01/24	03/31/24	--	0.00	0.00	307,657.77	307,657.77	0.00	0.00
4	1	13,871,355.25	3,278,145.84	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	19,951,636.00	10,609,246.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	3,246,855.05	1,893,686.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	8,669,035.00	8,968,445.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1	2,003,478.40	1,700,785.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	8,003.01	0.00
14	1	3,003,481.53	1,089,268.02	01/01/24	06/30/24	--	0.00	0.00	111,552.21	111,552.21	0.00	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1	3,118,575.12	3,066,544.74	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	2,855,159.55	971,632.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,347,667.85	1,203,382.81	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,548,845.61	1,645,448.05	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	1,176,062.66	942,310.54	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,783,569.29	1,743,916.41	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	857,922.95	737,505.39	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	388,366.89	382,347.87	07/01/23	06/30/24	--	0.00	0.00	43,705.31	87,458.37	0.00	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	670,302.44	314,557.82	01/01/24	06/30/24	--	0.00	0.00	40,542.17	40,542.17	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	553,839.66	519,018.49	07/01/23	06/30/24	01/11/22	5,047.89	0.00	0.00	0.00	0.00	0.00
50	1	752,635.36	552,807.66	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	953,853.25	658,424.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	667,660.38	615,886.13	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	1	642,339.14	696,079.51	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	660,640.30	585,915.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	495,990.00	534,992.06	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	202,734.38	119,043.42	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	1,012,418.86	749,003.98	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	1,283,519.71	954,271.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	0.00	592,541.88	02/01/24	07/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	401,487.91	449,861.96	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	411,992.30	324,273.46	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	1	637,622.78	451,490.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	1	434,439.47	131,652.05	01/01/24	03/31/24	--	0.00	0.00	16,861.23	50,609.90	0.00	0.00
73	1	324,187.86	238,985.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	1	822,193.47	655,707.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
79	1	233,064.29	230,444.94	01/01/17	12/31/17	--	0.00	0.00	9,431.62	9,431.62	0.00	0.00
80	1	275,510.18	202,035.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		103,968,549.53	53,737,323.45				5,047.89	0.00	529,750.30	607,252.04	8,003.01	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

			Principal Prepayment Detail

				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	10095979	1	15,703,875.10	Payoff Prior to Maturity	0.00	0.00
22	10095828	1	15,650,938.71	Payoff Prior to Maturity	0.00	0.00
26	10095831	1	9,911,646.50	Payoff Prior to Maturity	0.00	0.00
38	10095998	1	6,810,686.94	Payoff Prior to Maturity	0.00	0.00
56	10096950	1	4,260,920.21	Payoff Prior to Maturity	0.00	0.00
Totals			52,338,067.46		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	1	2,624,403.78	0	0.00	1	4,750,577.71	0	0.00	0	0.00	0	0.00	5	52,338,067.46	4.074700%	4.063700%	2
10/18/24	1	2,630,304.74	0	0.00	0	0.00	1	4,767,585.93	0	0.00	0	0.00	0	0.00	11	113,904,825.21	4.155013%	4.142760%	2
09/17/24	1	6,501,777.87	0	0.00	0	0.00	1	4,785,147.80	0	0.00	0	0.00	0	0.00	2	112,581,770.57	4.251809%	4.239847%	3
08/16/24	2	9,159,435.94	0	0.00	0	0.00	1	4,802,016.67	0	0.00	0	0.00	0	0.00	4	94,224,335.75	4.226003%	4.214111%	4
07/17/24	0	0.00	0	0.00	0	0.00	1	4,818,817.54	0	0.00	0	0.00	0	0.00	0	0.00	4.249208%	4.236855%	5
06/17/24	1	6,548,236.07	0	0.00	0	0.00	1	4,836,179.54	0	0.00	0	0.00	0	0.00	1	7,601,930.38	4.250936%	4.238585%	6
05/17/24	1	2,660,145.97	0	0.00	0	0.00	1	4,852,842.71	0	0.00	0	0.00	0	0.00	0	0.00	4.256364%	4.244022%	7
04/17/24	0	0.00	0	0.00	0	0.00	1	4,870,071.96	1	0.00	0	0.00	0	0.00	1	9,556,341.73	4.256704%	4.244361%	8
03/15/24	0	0.00	0	0.00	1	26,466,138.38	1	4,886,598.51	1	26,466,138.38	0	0.00	0	0.00	0	0.00	4.260762%	4.248453%	9
02/16/24	0	0.00	0	0.00	1	26,532,339.47	1	4,904,333.86	1	26,532,339.47	0	0.00	0	0.00	0	0.00	4.261111%	4.248801%	10
01/18/24	0	0.00	0	0.00	1	26,591,829.47	1	4,920,722.30	1	26,591,829.47	0	0.00	0	0.00	0	0.00	4.261419%	4.249109%	11
12/15/23	0	0.00	0	0.00	1	26,651,094.92	1	4,937,044.68	1	26,651,094.92	0	0.00	0	0.00	0	0.00	4.261725%	4.249414%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	10091896	10/06/24	0	5	307,657.77	307,657.77	0.00	100,000,000.00 06/20/24		1
14	10092051	10/06/24	0	5	111,552.21	111,552.21	0.00	20,350,860.25	11/08/24	13
39	10091722	09/06/24	1	5	43,705.31	87,458.37	1,636.50	7,107,287.08
41	10096946	10/05/24	0	5	40,542.17	40,542.17	0.00	6,485,631.35
70	10093487	08/06/24	2	2	16,861.23	50,609.90	450.00	2,642,385.39
79	10092145	10/06/24	0	5	9,431.62	9,431.62	0.00	1,668,780.78
Totals					529,750.30	607,252.04	2,086.50	138,254,944.85
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		159,104,512	23,581,000		135,523,511	0
0 - 6 Months		309,128,372	301,753,390		2,624,404	4,750,578
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	468,232,884	458,529,308	7,079,172	2,624,404 0		0
Oct-24	577,301,822	567,578,744	9,723,078	0	0	0
Sep-24	753,265,581	746,763,803	6,501,778	0	0	0
Aug-24	874,620,058	865,460,622	9,159,436	0	0	0
Jul-24	970,206,899	970,206,899	0	0	0	0
Jun-24	973,654,893	967,106,657	6,548,236	0	0	0
May-24	982,629,336	979,969,190	2,660,146	0	0	0
Apr-24	984,077,104	984,077,104	0	0	0	0
Mar-24	1,011,904,900	985,438,762	0	0	0	26,466,138
Feb-24	1,013,489,309	986,956,970	0	0	0	26,532,339
Jan-24	1,014,899,372	988,307,542	0	0	0	26,591,829
Dec-23	1,016,304,012	989,652,917	0	0	0	26,651,095
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	10091896	100,000,000.00	100,000,000.00	600,000,000.00	08/13/14	5,188,416.75	2.86000	03/31/24	10/06/24	I/O
10	10093954	23,581,000.49	23,581,000.49	98,800,000.00	08/15/24	8,546,691.00	1.56000	12/31/23	10/06/24	243
14	10092051	20,308,613.35	20,350,860.25	39,400,000.00	03/07/22	882,962.69	0.67000	06/30/24	11/06/24	243
Totals		143,889,613.84	143,931,860.74	738,200,000.00		14,618,070.44

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	10091896	OF	NY	06/20/24	1
"	11/12/2024

The loan transferred to Special Servicing effective 6/20/2024 for imminent maturity default. The subject is a 712,791 SF office property located in New York, NY and was built in 1921 and renovated in 2012. Occupancy as of June

2024 was 81.06%. A July2024 inspection found the asset in good overall condition. The Borrower sent in a letter requesting a transfer to special servicer due to their upcoming maturity date citing refinancing issues. The Loan matures in October

2024. The PNA has been signed, and the Borrower and special servicer have commenced discussions. The special servicer and Borrower have entered into a forbearance agreement that would allow Borrower an additional 6 months to refinance the collateral. This agreement was executed effective 11/6/2024. If Borrower is unsuccessful, Borrower can choose to exercise a maturity extension option in exchange for a new cash equity contribution, cash management set up and increased financial reporting.
"

10	10093954	RT	MO	07/18/24	13
"	11/12/2024

The loan transferred to Special Servicing effective 7/18/2024 for imminent maturity default. The loan collateral is a 351,184 square foot factory outlet mall located in Chesterfield, Missouri (30 miles west of downtown St. Louis).

The property is +/-97%

occupied, however 11% of occupancy is temp tenancy (occupancy is 87% excluding temp tenants). Lease expirations are concentrated between now and 2027, with 48% of NRA that has either expired or will expire during that timeframe.

Borrower has requested an extension of the loan maturity date to address the lease expirations/rollover and better position the property for payoff. Current strategy is to dual track foreclosure/receivership and a loan modification with the

Borrower. One of three pari passu loans.
"

14	10092051	RT	CA	11/08/24	13
"	11/12/2024	Recent Transfer. File is under review.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
20	10093911	1	16,429,216.18	4.66000%	16,429,216.18 4.66000%		10	09/18/20	05/06/20	05/06/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	06/06/20	06/06/20	09/01/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	08/21/20	06/06/20	09/01/20
Totals			16,429,216.18		16,429,216.18
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	10096939 04/17/24	26,466,138.38	27,100,000.00	18,727,930.35	6,718,742.25	16,335,050.21	9,616,307.96	16,849,830.42	0.00	0.00	16,849,830.42	52.65%
15	10096942 01/18/23	20,551,106.18	14,000,000.00	12,357,597.28	2,389,906.71	11,460,638.08	9,070,731.37	11,480,374.81	0.00	69,210.61	11,411,164.20	52.82%
33	10092149 11/18/20	9,487,874.23	4,900,000.00	7,099,246.43	482,739.12	5,839,967.43	5,357,228.31	4,130,645.92	0.00	2,913.07	4,127,732.85	39.88%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		56,505,118.79	46,000,000.00	38,184,774.06	9,591,388.08	33,635,655.72	24,044,267.64	32,460,851.15	0.00	72,123.68	32,388,727.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	10096939	04/17/24	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42
15	10096942	08/16/24	0.00	0.00	11,411,164.20	0.00	0.00	(69,210.61)	0.00	0.00	11,411,164.20
		01/18/23	0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81	0.00	0.00
33	10092149	09/16/22	0.00	0.00	4,127,732.85	0.00	0.00	(2,913.07)	0.00	0.00	4,127,732.85
		11/18/20	0.00	0.00	4,130,645.92	0.00	0.00	4,130,645.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	32,388,727.47	0.00	0.00	32,388,727.47	0.00	0.00	32,388,727.47

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	21,527.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,085.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,184.23	0.00	(1,037.41)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	99,837.12	0.00	0.00	0.00	14.77	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	363.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	29,797.61	0.00	99,162.75	0.00	0.00	0.00	14.77	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		128,975.13

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27